Additional Information to the Items of Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2019
Additional Information to the Items of Profit or Loss [Abstract]
Schedule of additional information to the items of profit or loss

	Six months ended June 30,		Year Ended December 31,
	2019	2018	2018
	Unaudited		Audited
	USD in thousands

a. Research and development expenses:

Wages and related expenses	$133	$335	$667
Share-based payment	19	80	109
Clinical studies	56	372	692
Regulatory and other expenses	45	384	595
Research and preclinical studies	190	423	593
Chemistry and formulations	56	51	54

	499	1,645	2,710

b. General and administrative expenses:

Wages and related expenses	224	347	761
Share-based payment	363	296	495
Professional and directors' fees	598	713	1,154
Business development expenses	215	484	1,323
Office maintenance, rent and other expenses	38	100	198
Investor relations and business expenses	45	164	368
Regulatory expenses	67	35	72

	$1,550	$2,139	$4,371